Contract Balances (Tables)	12 Months Ended
Dec. 31, 2023
Contract Balances
Summary of trade receivables, contract assets, and contract liabilities with customers

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Trade receivables	54,829	36,006	57,219
Contract liabilities	139,155	110,159	103,374